UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 10-D/A

ASSET-BACKED ISSUER

Distribution Report Pursuant to Section 13 or 15(d) of

the Securities Exchange Act of 1934

For the monthly distribution period from April 1, 2009 to April 30, 2009

Commission File Number of issuing entity 333-133170-01 and 333-60418-01

World Financial Network Credit Card Master Note Trust

(Exact Name of Registrant as Specified in its Charter)

Commission File Number of depositor: 333-133170 and 333-60418

WFN Credit Company, LLC

(Exact Name of Registrant as Specified in its Charter)

World Financial Network National Bank

(Exact Name of Registrant as Specified in its Charter)

Delaware	31-1772814
(State or other jurisdiction of Incorporation or organization of the issuing entity)	(I.R.S. Employer Identification No.)

220 West Schrock Road, Westerville, Ohio	43081
(Address of principal executive offices of issuing entity)	(Zip Code)

(614) 729-5044

(Telephone number, including area code)

N/A

(Former Name, former address, if changed since last report)

Title of Class	Registered/reporting pursuant to (check one)			Name of exchange (If Section 12(b)
	Section 12(b)	Section 12(g)	Section 15(d)
Series 2004-A, Class A, Class B and Class C	☐	☐	☒
Series 2004-C, Class A, Class M, Class B and Class C	☐	☐	☒
Series 2008-A, Class A, Class M, Class B and Class C	☐	☐	☒
Series 2008-B, Class A, Class M, Class B and Class C	☐	☐	☒
Series 2009-A, Class A, Class M, Class B and Class C	☐	☐	☒

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days.    Yes ☒ No ☐  [Check]

PART I—DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information.

This form 10-D/A amends items (a) through (c) of Section II of Exhibit 99.1 to the Form 10-D of World Financial Network Credit Card Master Note Trust previously filed on May 15, 2009 solely with respect to Series 2004-A. Items (a) through (e) of Section II of Exhibit 99.1 shall be restated for Series 2004-A as follows:

Series 2004-A
(a) Initial Collateral Amount	$500,000,000.00

(b) Principal Payments made to Noteholders	$0.00
(c) Principal Account and Principal Accumulation Account Balances	$432,500,000.00
(d) Unreimbursed Investor Charge-offs and Reallocated Principal Collections	$0.00

(e) Collateral Amount-End of Current Monthly Period	$67,500,000.00

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

WFN Credit Company, LLC, as depositor

Dated: May 15, 2009	By:	/s/ Daniel T. Groomes
	Name:	Daniel T. Groomes
	Title:	President